INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Private Warrants (Details)		12 Months Ended
	Aug. 24, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 14, 2019 USD ($) $ / shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Private Warrants, Non-Current | $		$ 1,686,643
Payments For Redemption Of Warrants | $	$ 915,796
Exchange of warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of outstanding warrants exchanged | shares	24,200,000
Number Of Shares Issued Upon Exchange Of Each Warrant | shares	0.12
Cash Consideration For Exchange Of Each Warrant | $ / shares	$ 0.45
Number Of Warrants Validly Tendered But Not Properly Withdrawn | shares	21,938,774
Aggregate Cash Consideration For Exchange Of Warrants | $	$ 115,062
Number Of Warrants Redeemed | shares	2,261,226
Warrants Redeemed, Offering Price Per Warrant | $ / shares	$ 0.405
Aggregate Number Of Shares Issued Upon Exchange Of Warrants | shares	2,601,954
Private warrants.
INFORMATION ABOUT COMPONENTS OF EQUITY
Financial liabilities, at fair value | $		1,700,000	$ 2,800,000	$ 3,400,000
Gain recognized from change in fair value | $	$ 6,200,000	$ 1,200,000	$ 600,000
Private warrants. | Volatility
INFORMATION ABOUT COMPONENTS OF EQUITY
Assumption used in estimating fair value				32
Private warrants. | Share price
INFORMATION ABOUT COMPONENTS OF EQUITY
Assumption used in estimating fair value | $ / shares		6.06	5.30	5.35
Private warrants. | Risk-free rate
INFORMATION ABOUT COMPONENTS OF EQUITY
Assumption used in estimating fair value		0.29	1.7631	2.43